Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.61%
Australia: 2.64%
Qantas Airways Limited (Industrials, Airlines)†	524,885	$ 2,029,263
Brazil: 0.86%
CPFL Energia SA (Utilities, Electric utilities)	123,200	665,834
Canada: 3.22%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance)†	38,900	954,314
Lundin Mining Corporation (Materials, Metals & mining)	147,772	1,520,404
		2,474,718
China: 13.06%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	59,104	1,672,590
China Resources Land Limited (Real estate, Real estate management & development)	140,000	678,021
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	69,000	926,316
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	80,298	1,007,308
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	43,740	1,051,695
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure)†	329,200	1,645,132
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	725,300	1,423,712
Topsports International Holdings Limited (Consumer discretionary, Specialty retail)144A	1,104,000	1,644,476
		10,049,250
Denmark: 2.95%
Danske Bank AS (Financials, Banks)	121,200	2,267,992
France: 3.59%
Compagnie de Saint-Gobain SA (Industrials, Building products)†	38,478	2,270,597
Faurecia SE (Consumer discretionary, Auto components)†	1,821	96,759
Sanofi SA (Health care, Pharmaceuticals)	3,984	393,619
		2,760,975
Germany: 3.91%
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	2,901	893,366
Rheinmetall AG (Industrials, Industrial conglomerates)	11,582	1,173,503
Siemens AG (Industrials, Industrial conglomerates)	5,178	850,114
Siemens Energy AG (Industrials, Electrical equipment)†	2,589	92,936
		3,009,919
Hong Kong: 2.45%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	578,000	1,888,476
India: 2.84%
Tech Mahindra Limited (Information technology, IT services)	161,129	2,184,970
Ireland: 1.33%
Greencore Group plc (Consumer staples, Food products)†	472,935	1,024,925
See accompanying notes to portfolio of investments

Wells Fargo VT International Equity Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Israel: 1.15%
Check Point Software Technologies Limited (Information technology, Software)†	7,931	$ 888,034
Italy: 0.53%
Prysmian SpA (Industrials, Electrical equipment)	12,493	405,967
Japan: 10.83%
Alps Electric Company Limited (Information technology, Electronic equipment, instruments & components)	95,000	1,252,653
Daiwa Securities Group Incorporated (Financials, Capital markets)	332,000	1,715,396
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	42,500	1,920,704
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	372,400	1,990,057
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	40,500	1,457,598
		8,336,408
Luxembourg: 3.55%
ArcelorMittal (Materials, Metals & mining)†	94,725	2,735,997
Mexico: 0.34%
Fresnillo plc (Materials, Metals & mining)	21,717	258,733
Netherlands: 8.25%
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	27,106	1,547,242
NN Group NV (Financials, Insurance)	38,759	1,894,922
OCI NV (Materials, Chemicals)†	35,980	777,631
Stellantis NV (Consumer discretionary, Automobiles)	120,460	2,130,818
		6,350,613
Norway: 2.06%
Den Norske Bank ASA (Financials, Banks)	74,658	1,588,626
Russia: 1.79%
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	165,026	1,376,317
South Korea: 8.55%
Coway Company Limited (Consumer discretionary, Household durables)	26,051	1,507,701
Hana Financial Group Incorporated (Financials, Banks)	63,686	2,408,448
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals)144A	946	1,725,504
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	3,866	939,386
		6,581,039
Switzerland: 3.00%
LafargeHolcim Limited (Materials, Construction materials)	39,237	2,305,690
Thailand: 2.64%
Siam Commercial Bank plc (Financials, Banks)	570,300	2,034,830
United Kingdom: 11.60%
ConvaTec Group plc (Health care, Health care equipment & supplies)144A	351,420	950,040
Kingfisher plc (Consumer discretionary, Specialty retail)†	243,629	1,069,064
Man Group plc (Financials, Capital markets)	876,455	1,945,935
Nomad Foods Limited (Consumer staples, Food products)†	76,905	2,111,811
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT International Equity Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Sensata Technologies Holding plc (Industrials, Electrical equipment)†	16,242	$ 941,224
Smiths Group plc (Industrials, Industrial conglomerates)	90,165	1,911,134
		8,929,208
United States: 7.47%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	5,038	924,423
Berry Global Group Incorporated (Materials, Containers & packaging)†	22,893	1,405,630
Gentex Corporation (Consumer discretionary, Auto components)	43,554	1,553,571
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	969,000	1,869,670
		5,753,294
Total Common stocks (Cost $61,177,289)		75,901,078

		Yield
Short-term investments: 1.42%
Investment companies: 1.42%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,092,595	1,092,595
Total Short-term investments (Cost $1,092,595)				1,092,595
Total investments in securities (Cost $62,269,884)	100.03%			76,993,673
Other assets and liabilities, net	(0.03)			(25,235)
Total net assets	100.00%			$76,968,438

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,508,148	$6,755,190	$(7,170,743)	$0	$0	$1,092,595	1.42%	1,092,595	$62
See accompanying notes to portfolio of investments

Wells Fargo VT International Equity Fund  |  3

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

4  |  Wells Fargo VT International Equity Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$2,029,263	$0	$0	$2,029,263
Brazil	665,834	0	0	665,834
Canada	2,474,718	0	0	2,474,718
China	10,049,250	0	0	10,049,250
Denmark	2,267,992	0	0	2,267,992
France	2,760,975	0	0	2,760,975
Germany	3,009,919	0	0	3,009,919
Hong Kong	1,888,476	0	0	1,888,476
India	2,184,970	0	0	2,184,970
Ireland	1,024,925	0	0	1,024,925
Israel	888,034	0	0	888,034
Italy	405,967	0	0	405,967
Japan	8,336,408	0	0	8,336,408
Luxembourg	2,735,997	0	0	2,735,997
Mexico	258,733	0	0	258,733
Netherlands	6,350,613	0	0	6,350,613
Norway	1,588,626	0	0	1,588,626
Russia	1,376,317	0	0	1,376,317
South Korea	6,581,039	0	0	6,581,039
Switzerland	2,305,690	0	0	2,305,690
Thailand	2,034,830	0	0	2,034,830
United Kingdom	8,929,208	0	0	8,929,208
United States	5,753,294	0	0	5,753,294
Short-term investments
Investment companies	1,092,595	0	0	1,092,595
Total assets	$76,993,673	$0	$0	$76,993,673
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT International Equity Fund  |  5